KPMG LLP
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Independent Accountants’ Report on Applying Agreed-Upon Procedures

Mercedes-Benz Financial Services USA LLC (the “Company”)
Citigroup Global Markets Inc.
(together, the “Specified Parties”)

Re: Mercedes-Benz Auto Lease Trust 2015-B, Asset-Backed Notes

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of motor vehicle leases which we were informed are intended to be included as collateral in the offering of the Mercedes-Benz Auto Lease Trust 2015-B, Asset-Backed Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “Leases” means motor vehicle retail lease contracts and the related leased vehicles originated by dealers and assigned to the Company in connection with the lease of new motor vehicles by lessees of Mercedes-Benz passenger cars, sport utility vehicles, and crossover automobiles.

•
The phrase “Initial Data File” means an electronic data file, prepared and provided to us by the Company on August 24, 2015, containing certain information related to 58,806 Leases and their related attributes as of July 31, 2015.

•
The phrase “Sample Leases” means a sample of 100 Leases that we selected randomly from the Initial Data File as instructed by the Company. A listing of the Sample Leases is attached hereto as Exhibit A.

KPMG LLP is a Delaware limited liability partnership, the
U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

Mercedes-Benz Auto Lease Trust 2015-B, Asset-Backed Notes
September 28, 2015

•
The phrase “Lease Contract” means the original, photocopy, or facsimile of the legal document or documents, provided to us by the Company, that includes information such as the Adjusted Capitalized Cost, Contract Date, Maturity Date, New/Used, Original Term, Contract Residual, Base Rent Payment, Vehicle Make, Vehicle Model Name, Vehicle Model Year, and Vehicle Identification Number. We make no representation regarding the execution of the Lease Contract by the Lessee.

•	The term “Lemans” means the Company’s operating lease portfolio management system used to track and account for its motor vehicle operating leases.
•	The term “ACE” means Automated Credit Evaluation which is the Company’s system used to track credit scores related to its motor vehicle operating leases.
•	The term “FAW” means Financial Agent Workbench which is the Company’s Customer Relationship Management tool used to service customer accounts.
•
The phrase “Certificate of Title” means the original, photocopy, or facsimile of the motor vehicle title, provided to us by the Company that included information such as the Vehicle Identification Number, Vehicle Make, and Vehicle Model Year, as issued by the state of origin.

•	The phrase “Lease Modification Letter” means a letter written by the Company and addressed to the customer which corrects one or more errors on a Lease Contract.
•
The phrase “Lease File” means any file containing some or all of the following documents: Lease Contract, Lease Modification Letter, Certificate of Title, and screenshots contained within Lemans, ACE, or FAW. The Lease File, maintained and furnished to us by the Company, was represented to be either the original Lease File, a copy of the original Lease File, or electronic records contained within Lemans, ACE, or FAW.

•
The phrase “Accepted Vehicle Makes” refers to the following spellings and abbreviations provided to us by the Company: “MERCEDES-BENZ,”  “MERCEDES-B,”  “MERCE,” “MER-BENZ,”  “MERCEDES-BE,” “MERCEDES L,”  “MB,”  “MERCEDES,”  “MERCEDES T,”   “ME/BE,”  “MBZ,”   “ME/BENZ,” “MERCEDE,” and “MERCEDES-BEN.”

I.	The Sample Leases

At the request of the Specified Parties, we performed the following procedures with respect to the Sample Leases. For each Sample Lease, we compared information contained in the Initial Data File to information contained in the Lease File for the attributes listed below.

The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from Initial Data File to the documents or other information contained in the Lease File for each of the attributes identified constituted an exception. The documents in the Lease File are listed in the order of priority until such attribute was compared.

Mercedes-Benz Auto Lease Trust 2015-B, Asset-Backed Notes
September 28, 2015

Attributes	Lease File Document(s)
Lease Number	Lemans
Running Rate	Lemans
Adjusted Capitalized Cost	Lease Contract
Contract Date	Lease Contract
Original Start Date	Lemans
Maturity Date	Lease Contract, Lemans, Lease Modification Letter
MSRP Base	Lemans
New/Used	Lease Contract
Original Term	Lease Contract
Current Remaining Term	Lemans
Contract Residual	Lease Contract
State of Origination	FAW
Base Rent Payment	Lease Contract
Vehicle Make	Lease Contract, Certificate of Title
Vehicle Model Class	Lease Contract, Certificate of Title
Vehicle Model Year	Lease Contract
Vehicle Identification Number	Lease Contract, Certificate of Title
FICO Score	ACE

The Company instructed us to consider Sample Leases with Maturity Dates on the 29th, 30th, or 31st of the month in the respective Lease Contract to be in agreement if the Sample Lease information on the Initial Data File stated the Maturity Date as the 1st, 2nd, or 3rd day of the following month. We were informed by the Company that Lemans does not permit maturity dates to occur at the end of the month and Lemans will adjust such dates to a corresponding day of the following month and the Company will notify the lessee, via written notice, of the change in dates.

The Company instructed us to consider Sample Leases to be “new” if the odometer reading per the Lease Contract was less than 10,000 miles. We were informed that it is the Company’s policy to consider such Leases as “new” for purposes of structuring the leases using new car residual values.

The Company instructed us to consider the state in the “Garaging Address” per FAW as the State of Origination.

Mercedes-Benz Auto Lease Trust 2015-B, Asset-Backed Notes
September 28, 2015

The Company instructed us to consider Sample Leases with a Vehicle Make listed as one of the Accepted Vehicle Makes per the respective Lease Contract to be in agreement if the Sample Lease information on the Initial Data File stated the Vehicle Make as “MERCEDES” or “MERCEDES-B.”

For Sample Leases with a Vehicle Make listed as “MB TRUCK” per the respective Lease Contract, the Company instructed us to consider the Lease Contract to be in agreement if the Certificate of Title listed the Vehicle Make as one of the Accepted Vehicle Makes and if the Sample Lease information on the Initial Data File stated the Vehicle Make as “MERCEDES” or “MERCEDES-B.”

The information regarding the Sample Leases was found to be in agreement with the respective information on the document in the Lease File, except as noted in Exhibit B attached hereto.  There were no conclusions that resulted from our procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Initial Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information indicated in the Initial Data File or provided by the Company, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Leases or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Initial Data File, the Lease Files, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Leases being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.  The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

Mercedes-Benz Auto Lease Trust 2015-B, Asset-Backed Notes
September 28, 2015

This report is intended solely for the information and use of Mercedes-Benz Financial Services USA LLC and Citigroup Global Markets Inc. It is not intended to be and should not be used by any other person or entity, including investors or the NRSRO’s, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

September 28, 2015

THE PAGE THAT FOLLOWS CONSTITUTES EXHIBIT A.

Exhibit A
The Sample Leases

Sample Lease Number	Lease Number (*)	Sample Lease Number	Lease Number(*)	Sample Lease Number	Lease Number(*)
1	94	35	16510	69	40411
2	1360	36	18056	70	40871
3	1655	37	18062	71	40954
4	3794	38	18804	72	41099
5	3803	39	19120	73	41364
6	4359	40	19865	74	44321
7	4855	41	19989	75	44808
8	5001	42	21145	76	45459
9	5427	43	23972	77	45917
10	5552	44	24426	78	46165
11	5885	45	24530	79	46257
12	6062	46	25089	80	47309
13	6619	47	25092	81	47430
14	7038	48	25965	82	49142
15	7159	49	26432	83	49705
16	7582	50	27358	84	49751
17	7658	51	27980	85	51157
18	9185	52	28056	86	51382
19	10628	53	28136	87	51767
20	10879	54	28492	88	51938
21	11134	55	29981	89	52127
22	11903	56	31254	90	52142
23	12283	57	31595	91	53497
24	12439	58	31612	92	54727
25	13377	59	32380	93	57282
26	13443	60	34560	94	57342
27	13960	61	34864	95	57385
28	14250	62	35114	96	58171
29	14732	63	36365	97	58196
30	14799	64	37781	98	58585
31	14917	65	37859	99	58624
32	15534	66	37981	100	58667
33	15973	67	38794
34	16222	68	40011

(*)  The Company has assigned a unique Lease Number to each Lease in the Initial Data File.  The Lease Numbers referred to in this Exhibit are not the Customer Account Numbers.

THE PAGE THAT FOLLOWS CONSTITUTES EXHIBIT B.

Exhibit B
Sample Leases Exceptions

Sample Lease Number	Lease Number(*)	Attribute		Per Initial Data File	Per Lease File Documents
26	13443	New/Used		New	Pre-Owned
		Adjusted	Capitalized
92	54727	Cost		$46,408.34	$46,408.31

(*)  The Company has assigned a unique Lease Number to each Lease in the Initial Data File.  The Lease Numbers referred to in this Exhibit are not the Customer Account Numbers.